COMMON STOCK/PAID IN CAPITAL	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
COMMON STOCK/PAID IN CAPITAL

NOTE 7 – COMMON STOCK/PAID IN CAPITAL

As discussed in Note 5, between June and November 2016, the Company issued 27.9 million warrants in conjunction with convertible notes payable. The warrants have an exercise price of $0.03 and a term of the earlier of three years or upon a change of control. Based upon the allocation of proceeds between the convertible notes payable and the warrants, approximately $452,422 was allocated to the warrants. During June through August 2017, the maturity date of all of the Bridge Financing Notes was extended to January 15, 2018, in exchange for the issuance of 25% additional warrants. The warrants have an exercise price of $0.03 and the same expiration date (three years from original transaction) as the original warrants. On January 15, 2018, the maturity date of the Bridge Financing Notes was extended to April 16, 2018, in exchange for the issuance of 10% additional warrants (see Note 5 for status of notes). The warrants have an exercise price of $0.10 per share and the same expiration date (three years from original transaction) as the original warrants. Through March 31, 2019, approximately 471,000 warrants have been exercised.

The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

Warrants Issue Date	June 2016	July 2016	August 2016	November 2016	June 2017	July 2017	August 2017	January 2018
Warrants Outstanding	12.6 million	10.0 million	3.3 million	1.7 million	3.1 million	2.5 million	1.25 million	2.8 million
Stock Price (1)	$0.054	$0.040	$0.032	$0.029	$0.025	$0.019	$0.016	$0.11
Exercise Price	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.10
Term (2)	3 years	3 years	3 years	3 years	2 years	2 years	2 years	1.5 years
Risk Free Rate	.87%	.80%	.88%	1.28%	1.35%	1.35%	1.33%	1.89%
Volatility	135%	138%	137%	131%	135%	136%	135%	163%

(1) Fair market value on the date of agreement.

(2) Average term.

Below is a summary of warrants issued in conjunction with convertible notes which were paid in full as of September 30, 2018. The warrants are outstanding at March 31, 2019.

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	550,000	2.75	$0.10	550,000	$0.10
$0.10	1,100,000	2.96	$0.10	1,100,000	$0.10
$0.10	1,100,000	3.55	$0.10	1,100,000	$0.10
$0.10	1,100,000	3.71	$0.10	1,100,000	$0.10

During the six months ended March 31, 2019, the Company issued approximately 19.3 million shares of common stock and approximately 9.7 million warrants to accredited investors in a private placement. The funds were received in the prior fiscal year and moved to equity during the quarter ended December 31, 2018. Based upon the allocation of proceeds between the common stock and the warrants, approximately $259,000 was allocated to the warrants.

The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

December 2018
Number of Warrants Issued	9,662,500
Stock Price	$0.044
Exercise Price	$0.09
Term	3 years
Risk Free Rate	2.46%
Volatility	149%

As discussed in Note 5, as of March 6, 2019, the Company had borrowed a total of $10.0 million under a Term Loan Facility and issued to Delek GOM warrants to purchase approximately 238 million shares of common Stock; and Delek GOM fully exercised the warrants through a Loan Reduction Exercise and was issued approximately 238 million shares of common stock. Upon receiving the proceeds in two tranches, the Company allocated the proceeds between debt and warrants on a relative fair value basis, recording a debt discount of approximately $5.1 million. The exercise of the warrants through the extinguishment of the loan was accounted for as a standard warrant exercise and an extinguishment of debt including a recognition of a loss in the amount of the debt discount of approximately $5.1 million.

NOTE 9 - COMMON STOCK/PAID IN CAPITAL

At our annual shareholder meeting in May of 2018 our shareholders approved increasing the number of authorized shares of common stock from 975,000,000 to 1,500,000,000. The number of authorized shares of preferred stock was not changed and is 50,000,000.

As discussed in Note 7, during the year ended September 30, 2016, the Company issued 26.2 million warrants in conjunction with the Bridge Financing Notes. The warrants have an exercise price of $0.03 and a term of the earlier of 3 years or upon a change of control. In November 2016, the Company issued 1.7 million warrants in conjunction with the Bridge Financing Notes. The warrants have an exercise price of $0.03 and a term of the earlier of 3 years or upon a change of control. In June through August 2017, the maturity date of all of the Bridge Financing Notes was extended to January 15, 2018 in exchange for the issuance of 25% additional warrants. The warrants have an exercise price of $0.03 and the same expiration date (three years from original transaction) as the original warrants. In January 2018, the maturity date of all of the Bridge Financing Notes was extended to April 16, 2018 in exchange for the issuance of 10% additional warrants. The warrants have an exercise price of $0.10 and the same expiration date (three years from original transaction) as the original warrants. In June 2018, a majority of the Bridge Note holders extended their notes to January 15, 2019, thus extending all the remaining Bridge Notes to this date. The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

The fair value of the warrants were determined using the Black Scholes valuation model with the following key assumptions:

	June 2016	July 2016	August 2016	November 2016	June 2017	July 2017	August 2017	January 2018
Warrants Issued	12.9 million	10.0 million	3.3 million	1.7 million	3.2 million	2.5 million	1.25 million	2.8 Million
Stock Price:	$0.054 (1)	$0.040 (1)	$0.032 (1)	$0.029 (1)	$0.025 (1)	$0.019 (1)	$0.016 (1)	$0.11	(1)
Exercise Price	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.03	$0.10
Term	3 years	3 years	3 years	3 years	2 years	2 years	2 years	1.5 years
Risk Free Rate	.87%	.80%	.88%	1.28%	1.35%	1.35%	1.33%	1.89%
Volatility	135%	138%	137%	131%	135%	136%	135%	163%

(1)	Fair market value on the date of agreement.

A summary of warrants, issued in conjunction with the Bridge Financing Notes and outstanding at September 30, 2018:

		Warrants Outstanding			Warrants Exercisable
Date Issued	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
June 2016	$0.03	12,566,667	.69	$0.03	12,566,667	$0.03
July 2016	$0.03	10,000,000	.79	$0.03	10,000,000	$0.03
August 2016	$0.03	3,333,333	.88	$0.03	3,333,333	$0.03
November 2016	$0.03	1,666,667	1.13	$0.03	1,666,667	$0.03
June 2017	$0.03	3,141,667	.69	$0.03	3,141,667	$0.03
July 2017	$0.03	2,500,000	.79	$0.03	2,500,000	$0.03
August 2017	$0.03	833,333	.88	$0.03	833,333	$0.03
August 2017	$0.03	416,667	1.13	$0.03	416,667	$0.03
January 2018	$0.10	2,790,000	.78	$0.10	2,790,000	$0.10

In December 2016 and March 2017 the Company issued 500,000 and 1,000,000 shares of GulfSlope Energy stock, respectively to an investor as part of a financing transaction (see Financing Notes in Note 7). In December 2016 and March 2017 the Company issued 550,000 and 1,100,000 warrants to purchase stock at $0.10 per share to an investor as part of a financing transaction (see Financing Notes in Note 7). The warrants have a term of 5 years.

In October 2017 and December 2017 the Company issued 1,000,000 and 1,000,000 shares of GulfSlope Energy stock, respectively to an investor as part of a financing transaction (see Financing Notes in Note 7). In October 2017 and December 2017 the Company issued 1,100,000 and 1,100,000 warrants to purchase stock at $0.10 per share to an investor as part of a financing transaction (see Financing Notes in Note 7). The warrants have a term of 5 years.

A summary of the Financing Note warrants, issued in conjunction with the Financing Notes and outstanding at September 30, 2018:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	550,000	3.25	$0.10	550,000	$0.10
$0.10	1,100,000	3.46	$0.10	1,100,000	$0.10
$0.10	1,100,000	4.04	$0.10	1,100,000	$0.10
$0.10	1,100,000	4.21	$0.10	1,100,000	$0.10

Beginning in August 2018, the Company began negotiating a capital raise which is expected to consist of the issuance of common shares and warrants. The specific terms of the capital raise have not been finalized including the number of shares and warrants to be received by each investor. Through September 30, 2018, approximately $970,000 has been received from investors related to this capital raise; however, the agreements have not been finalized, and no shares or equity have been issued. As such, the funds received have been recorded as a liability on the balance sheet as of September 30, 2018.

In September 2018, the Company issued approximately 4 million shares of common stock valued at approximately $231,000 on the date of grant and 2 million warrants valued at $80,000 utilizing the Black Scholes model with an exercise price of $0.15 per share in settlement of a liability for services rendered.